OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
OBLIGATIONS UNDER CAPITAL LEASES
18.	OBLIGATIONS UNDER CAPITAL LEASES

The Company has one capital lease obligation with an independent financing company, collateralized by medical equipment with a net book value of approximately RMB14,841 and RMB13,699 (US$2,177) as at December 31, 2010 and 2011, respectively. The obligation has a stated interest rate of 9.96%, and is repayable in monthly installments by August 2013.

Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases, at December 31, 2011, are summarized as follows:

	Minimum Lease Payments
	RMB	US$

2012	3,781	601
2013	2,611	415
Total capital lease payments	6,392	1,016
Less: imputed interest	(521)	(83)
	5,871	933
Less: current portion	(3,582)	(569)
	2,289	364

As at December 31, 2010 and 2011, the Company held equipment under capital lease contracts with an original cost of RMB17,124 and RMB17,124 (US$2,721) and accumulated depreciation of RMB2,283 and RMB3,425 (US$544), respectively. The depreciation and amortization expenses of medical equipment under capital leases are included in cost of revenues.